Accounts payable from acquisition of subsidiaries	12 Months Ended
Dec. 31, 2020
Account payable from acquisition of subsidiaries
Accounts payable from acquisition of subsidiaries

18.        Accounts payable from acquisition of subsidiaries

	2020	2019	2018
As at January 1,	379,540	458,535	534,914
Accrued Interest	34,809	44,143	53,291
Payment of principal	(117,248)	(107,988)	(117,247)
Payment of interests	(22,240)	(15,150)	(12,423)
As at December 31,	274,861	379,540	458,535
Current	134,988	128,888	123,310
Non-current	139,873	250,652	335,225

On February 28, 2016, the Company completed the acquisition of 100% of Uniasselvi and the amount of R$ 400,000 was paid on the act, R$ 119,159 was paid in December 2018, R$ 112,301 was paid in December 2019 and R$128,162ks was paid in December 2020, and the remaining amounts are payable in two equal installments, payable on December 31, 2021 and December 31, 2022 and adjusted by the IPCA inflation rate.

On August 31, 2016, the Company completed the acquisition of 100% of FAC and FAIR and the amounts of R$10,511 was paid in December 2018, R$10,837 was paid in December 2019 and R$128,162 was paid in December 2020, and the remaining amounts are payable in two equal installments, payable on December 31, 2021 and December 31, 2022 and adjusted by the IPCA inflation rate.